Treasury shares - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Treasury shares transaction [line items]
Percentage of called up share capital	0.20%	0.10%
Treasury shares held, par value	£ 0.25	£ 0.25
Treasury shares, nominal value	£ 0.4	£ 0.2
Treasury shares, market value	£ 10.0	£ 6.0
Treasury shares [member]
Treasury shares transaction [line items]
Treasury shares held, par value	£ 0.25